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July 1, 2008
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Fund Profile

T. Rowe Price

Tax-Exempt Money Fund

Tax-Free Short-Intermediate Fund

Tax-Free Income Fund

Tax-Free High Yield Fund

A family of money and municipal bond funds for investors seeking income exempt from federal income taxes.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.

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Fund Profile

T. Rowe Price Tax-Exempt Money Fund, Inc. — PTEXX
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. — PRFSX
T. Rowe Price Tax-Free Income Fund, Inc. — PRTAX
T. Rowe Price Tax-Free High Yield Fund, Inc. — PRFHX

objective, strategy, risks, and expenses

What is each fund`s objective?

Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest current income exempt from federal income taxes.

Short-Intermediate Fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

Income Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

High Yield Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.

What is each fund`s principal investment strategy?

Table 1  Differences Among Funds
Fund	Credit-quality categories	Income*	Expected share price volatility*	Expected average maturity
Money	Two highest	Low	Stable	90 days or less

Short-Intermediate	Predominately four highest	Low to moderate	Low to moderate	2 to 5 years

Income	Predominately four highest	High	Higher	Over 10 years

High Yield	Generally low-quality to upper-medium quality	Highest	Higher	Over 10 years

* Relative to each other.

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Money Fund invests in municipal securities that mature in 13 months or less. The fund`s weighted average maturity will not exceed 90 days. While the fund`s yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest short-term rating categories assigned by established agencies or, if unrated, deemed to be of
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Fund Profile

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comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. The fund does not purchase bonds that are subject to the alternative minimum tax.
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Short-Intermediate Fund invests primarily in short- and intermediate-term municipal securities. Its weighted average maturity normally ranges from two to five years and is not expected to exceed five years. Most investments are in investment-grade securities, which means their ratings are within the four highest credit categories (for example, AAA, AA, A, or BBB) as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 5% of total assets in below investment-grade securities, including those with the lowest rating. The fund may invest in bonds whose income must be included in the calculation of the alternative minimum tax.
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Income Fund invests primarily in long-term municipal securities. The fund`s weighted average maturity is expected to exceed 10 years. Most investments are in investment-grade securities, which means their ratings are within the four highest credit categories (for example, AAA, AA, A, or BBB) as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 10% of total assets in below investment-grade securities, including those with the lowest rating. The fund does not purchase bonds that are subject to the alternative minimum tax.
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High Yield Fund invests a substantial portion of assets in below investment-grade municipal or "junk" bonds and may buy bonds in default as long as they do not exceed 10% of total assets. The fund`s weighted average maturity is expected to exceed 10 years. The fund may invest in bonds whose income must be included in the calculation of the alternative minimum tax.
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All funds
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In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the other funds ("bond funds") reflect the managers` outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the managers capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities within each fund`s maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation) potential. Conversely, shorter-term maturities may be favored if rates are expected to rise. And if our economic outlook is positive, we may take advantage of the bond funds` "baskets" for noninvestment-grade bonds. From time to time, a fund may invest a significant portion of its

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Fund Profile

assets in sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust a portfolio`s average maturity, duration, or credit quality or to shift assets into higher-yielding securities.

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While most assets will be invested in municipal securities, the funds may invest in other securities and use derivatives, including futures and swaps, in keeping with fund objectives.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

What are the main risks of investing in the funds?

Any of the following could cause a decline in a fund`s price or income:

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  Interest rate risk  This risk refers to the rise in interest rates that accompanies a decline in bond prices. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.
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  While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio.

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  Fund Profile

  On the other hand, the High Yield Fund is most exposed to this risk because of its high component of noninvestment-grade bonds, which carry a greater risk of default. Lower-quality municipals are vulnerable to real or perceived changes in the business climate and can be less liquid and more volatile.

  While generally considered to be of medium quality, securities in the BBB category are more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

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  Political and legislative risk  The municipal securities market could be significantly affected by adverse political and legislative changes or litigation at the federal or state levels. The value of municipal bonds (and funds investing in them) is strongly influenced by the value of tax-exempt income to investors. A significant restructuring of federal income tax rates, or even serious discussion on this topic in Congress, could cause municipal bond prices to fall as lower income tax rates would reduce the advantage of owning municipals. Lower state income tax rates could have a similar effect.
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  Liquidity risk  This is the chance that a fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
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  Other risks  Certain sectors of the municipal bond market have special risks and can be adversely affected by changes in regulations. For example, hospital bonds have been hurt by changes in Medicare reimbursement rates, electric utilities are subject to governmental rate regulation, and private activity bonds are not government backed. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.
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  Derivatives risk (bond funds)  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

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  Risks of the money fund  An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short time or the default of a portfolio security could cause the fund`s NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund will make every effort to continue to meet this objective.
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  Fund Profile

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds` share prices will also fluctuate; when you sell your shares, you may lose money.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for maximum tax-free income and can accept sharp price declines in an effort to achieve income exempt from federal income taxes and capital appreciation, the High Yield Fund could be an appropriate part of your overall investment strategy. If you are looking for high income with less volatility and risk, the Income Fund may be more appropriate. If you are seeking more income than a money fund offers with low volatility, the Short-Intermediate Fund would be a possibility. Finally, if you are investing for principal stability and liquidity, you should consider the Money Fund.

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  The funds are inappropriate for tax-deferred accounts, such as an individual retirement account (IRA).
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  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

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  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not an indication of future performance.
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  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) account or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the funds` other returns because the loss generates a tax benefit that is factored into the result.
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  Table 2  Average Annual Total Returns (Continued)
	Periods ended 06/30/08
	1 year	5 years	10 years
Money Fund	2.65%	2.04%	2.21%
Lipper Tax-Exempt Money Market Funds Average	2.38	1.85	2.08
Short-Intermediate Fund
Returns before taxes	4.60	2.38	3.61
Returns after taxes on distributions	4.60	2.38	3.59
Returns after taxes on distributions and sale of fund shares	4.20	2.48	3.59
Lehman Brothers Municipal Bond 1-5 Year Blend (1-6 Maturity) Index	5.54	2.75	4.03
Lipper Short-Intermediate Municipal Debt Funds Average	3.35	2.17	3.43
Income Fund
Returns before taxes	2.31	3.39	4.53
Returns after taxes on distributions	2.31	3.39	4.51
Returns after taxes on distributions and sale of fund shares	3.08	3.54	4.56
Lehman Brothers Municipal Bond Index	3.23	3.52	4.90
Lipper General Municipal Debt Funds Average	0.55	2.66	3.76
High Yield Fund
Returns before taxes	-2.45	4.10	4.08
Returns after taxes on distributions	-2.45	4.09	4.07
Returns after taxes on distributions and sale of fund shares	0.12	4.26	4.24
Lehman Brothers Municipal Revenue Bond Index	1.34	3.87	4.92
Lehman Brothers 65% High Grade/35% High Yield Index	-0.68	4.38	4.89
Lipper High Yield Municipal Debt Funds Average	-6.14	3.32	3.41
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

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  Lehman Brothers 65% High Grade/35% High Yield Index is an index that tracks Lehman Brothers indexes of both investment-grade and below investment-grade municipal debt instruments.
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  Lehman Brothers Municipal Bond 1-5 Year Blend (1-6 Maturity) Index is a sub-index of the Lehman Brothers
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  Municipal Bond Index. It is a rules-based, market value-weighted index of one- to six-year maturities engineered for the tax-exempt bond market.
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  Lehman Brothers Municipal Bond Index is an unmanaged index that tracks municipal debt instruments.

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  Lehman Brothers Municipal Revenue Bond Index is an unmanaged index that tracks municipal debt instruments.
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  What fees and expenses will I pay?

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  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.
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  Table 3  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses
Money	0.40%	0.07%	0.47%
Short-Intermediate	0.40	0.11	0.51
Income	0.45	0.07	0.52
High Yield	0.60	0.12	0.72

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Money	$48	$151	$263	$591
Short-Intermediate	52	164	285	640
Income	53	167	291	653
High Yield	74	230	401	894

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

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  Fund Profile

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  Money Fund  Joseph K. Lynagh, Chairman, M. Helena Condez, G. Richard Dent, James M. McDonald, and Chen Shao. Mr. Lynagh has been chairman of the committee since 2000. He joined T. Rowe Price in 1990 and his investment experience dates from 1994.
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  Short-Intermediate Fund  Charles B. Hill, Chairman, Charles E. Emrich, Marcy M. Lash, Joseph K. Lynagh, Hugh D. McGuirk, and Edward A. Wiese. Mr. Hill has been chairman of the committee since 1997. He joined T. Rowe Price in 1990 and his investment experience dates from 1987.
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  Income Fund  Konstantine B. Mallas and Mary J. Miller, Co-chairmen, R. Lee Arnold, Jr., Charles B. Hill, Hugh D. McGuirk, James M. Murphy, and Timothy G. Taylor. Ms. Miller has been chairman of the committee since 1997 and
  Mr. Mallas became co-chairman in 2007. Ms. Miller joined T. Rowe Price in 1983 and her investment experience dates from 1984. Mr. Mallas joined T. Rowe Price in 1986 and his investment experience dates from 1991.
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  High Yield Fund  James M. Murphy, Chairman, R. Lee Arnold, Jr., Jonathan M. Chirunga, G. Richard Dent, Marcy M. Lash, Konstantine B. Mallas, Hugh D. McGuirk, and Mary J. Miller. Mr. Murphy joined T. Rowe Price in 2000 and his investment experience dates from 1994.
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  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for gifts or transfers to minors or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The funds distribute income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

  Fund Profile

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  RPS C03-035 7/08
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  T. Rowe Price Investment Services, Inc., Distributor.